TILSON INVESTMENT TRUST
152 West 57th Street, 46th Floor
New York, NY  10019

March 5, 2013

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Tilson Investment Trust
Registration Statement on Form N-1A
1933 Act File No. 333-117597
1940 Act File No. 811-21606

Dear Sir or Madam:

Transmitted herewith , pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective February 28, 2013, does not differ from that filed in the Post-Effective Amendment No. 11 which was filed electronically on February 28, 2013.

Sincerely,

/s/ Rhonda A. Mills
Rhonda A. Mills
Secretary